Other Operating Gains (Losses), Net	6 Months Ended
Jun. 30, 2026
Schedule of Other Operating Gains (Losses), Net [Abstract]
OTHER OPERATING GAINS (LOSSES), NET

6. OTHER OPERATING GAINS (LOSSES), NET

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Insurance proceeds and other	$307	$—	$2,409	$—
Gain (loss) on disposal of assets	(14)	(131)	6	3,819
Impairment	—	—	(84,469)	—
Other operating gains (losses), net	$293	$(131)	$(82,054)	$3,819

Impairment

During the three and six months ended June 30, 2026, an impairment loss of $nil and $84.5 million, respectively was recognized against goodwill related to the aggregated GEO segment (Note 10).